              OPPENHEIMER CHAMPION INCOME FUND
         Supplement dated December 15, 2003 to the
Statement of Additional Information dated November 21, 2003

     Effective  December 15, 2003, Mr. James C. Swain retired as Chairman of the
Board of  Trustees  of the Fund,  and Mr.  William L.  Armstrong  was elected as
Chairman of the Board.  Therefore,  the Statement of Additional  Information  is
changed as follows:

     1. The  biography  of Mr.  James C.  Swain  on page 36 is  deleted  and the following  is added to Mr.  Armstrong's  biography:  "Chairman  of the  Board of
Trustees."

     2. The  Compensation  table and the  footnotes  on page 43 is  deleted  and replace with the following:

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                                                          Total Compensation
                                        Aggregate         From Fund and Fund
Trustee Name and Other Fund            Compensation         Complex Paid to
Position(s) (as applicable)             from Fund1             Trustees*
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James C. Swain7                           $7,934                $177,996
Chairman of the Board of Trustees
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William L. Armstrong8
Chairman of the Board of
Trustees and Audit Committee              $4,523                $92,076
Member
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Robert G. Avis                            $4,523                $92,199
Review Committee Member
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George C. Bowen                           $4,523                $91,124
Audit Committee Member
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Edward L. Cameron                         $5,147                $99,743
Audit Committee Chairman
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Jon S. Fossel                             $5,147                $94,590
Review Committee Chairman
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Sam Freedman                              $4,523                $92,199
Review Committee Member
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Beverly Hamilton                          $4,4622             $113,659 3,4
Review Committee Member
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Robert J. Malone                          $4,4625               $58,3263
Audit Committee Member
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F. William Marshall, Jr.                  $4,523               $138,1246
Review Committee Member
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Effective July 1, 2002, C. Howard Kast and Robert M.
Kirchner retired as Trustees from the Board II Funds. For
the calendar year ended December 31, 2002, Mr. Kast
received $41,451 and Mr. Kirchner received $38,001 total
compensation from all of the Oppenheimer funds for which
they served as Trustee.
1. Aggregate Compensation from Fund includes fees and
deferred compensation, if any, for a Trustee.
2. Includes $4,462 deferred under Deferred Compensation
Plan described below.
3. Mrs. Hamilton and Mr. Malone were elected as Trustees of
the Board II Funds effective June 1, 2002. Total
Compensation for Mrs. Hamilton and Mr. Malone was paid by
all the Board II Funds, with the exception of Oppenheimer
Senior Floating Rate Fund for which they currently do not
serve as Trustees (total of 40 Oppenheimer funds at
December 31, 2002).
4. Includes $55,333 compensation (of which 100% was
deferred under a deferred compensation plan) paid to Mrs.
Hamilton for serving as a trustee by two open-end
investment companies (MassMutual Institutional Funds and
MML Series Investment Fund) the investment adviser for
which is the indirect parent company of the Fund's Manager.
The Manager also serves as the Sub-Advisor to the
MassMutual International Equity Fund, a series of
MassMutual Institutional Funds.
5. Includes $4,462 deferred under Deferred Compensation
Plan described below.
6. Includes $47,000 compensation paid to Mr. Marshall for
serving as a trustee by two open-end investment companies
(MassMutual Institutional Funds and MML Series Investment
Fund) the investment adviser for which is the indirect
parent company of the Fund's Manager. The Manager also
serves as the Sub-Advisor to the MassMutual International
Equity Fund, a series of MassMutual Institutional Funds.
7. Mr. Swain retired as Trustee and as Chairman of all
Board II Funds, effective December 15, 2003.
8. Mr. Armstrong was elected Chairman of all the Board II
Funds, effective December 15, 2003. Prior to that date, he
was Vice Chairman.
* For purposes of this section only, "Fund Complex"
includes the Oppenheimer funds, MassMutual Institutional
Funds and MML Series Investment Fund in accordance with the
instructions for Form N-1A. The Manager does not consider
MassMutual Institutional Funds and MML Series Investment
Fund to be part of the OppenheimerFunds "Fund Complex" as
that term may be otherwise interpreted.

     3. The first  sentence of the fifth  paragraph  under the section  entitled
"Board of Trustees and Oversight  Committees" on page 34 is deleted and replaced with the following:

            The members of the Review  Committee  are Jon S.
      Fossel  (Chairman),  Robert  G.  Avis,  Sam  Freedman,
      Beverly Hamilton and F. William Marshall, Jr.

     4. The first and second paragraphs under the section "Trustees and Officers of the Fund" on page 35 are deleted and replaced by the following:

      Trustees and Officers of the Fund. Except for Mr.
      Murphy, each of the Trustees are "Independent
      Trustees," as defined under the Investment Company
      Act. Mr. Murphy is an "Interested Trustee," because
      he is affiliated with the Manager by virtue of his
      positions as an officer and director of the Manager,
      and as a shareholder of its parent company. Mr.
      Murphy was elected as a Trustee of the Fund with the
      understanding that in the event he ceases to be the
      chief executive officer of the Manager, he will
      resign as a trustee of the Fund and the other Board
      II Funds (defined below) for which he is a trustee or
      director.

            The Fund's Trustees and officers and their
      positions held with the Fund and length of service in
      such position(s) and their principal occupations and
      business affiliations during the past five years are
      listed in the chart below. The information for the
      Trustees also includes the dollar range of shares of
      the Fund as well as the aggregate dollar range of
      shares beneficially owned in any of the Oppenheimer
      funds overseen by the Trustees. All of the Trustees
      are also trustees or directors of the following
      Oppenheimer funds (except for Ms. Hamilton and Mr.
      Malone, who are not Trustees of Oppenheimer Senior
      Floating Rate Fund) (referred to as "Board II
      Funds"):

5.    The biography of Mr.  Richard  Grabish on pages 39 and 40 is deleted in its entirety.

December 15, 2003                                                   PX0190.011